Equity (Details Narrative) - PEN (S/) S/ / shares in Units, S/ in Thousands		1 Months Ended			12 Months Ended
	Dec. 31, 2016	Mar. 31, 2017	Jan. 31, 2017	Oct. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 13, 2017	Mar. 01, 2017	Dec. 13, 2016	Sep. 30, 2016	Aug. 02, 2016	Jul. 31, 2016	Feb. 29, 2016	Feb. 02, 2016	Dec. 31, 2015	Sep. 25, 2015	Jul. 14, 2015	Jun. 04, 2015	Dec. 31, 2014
Disclosure of classes of share capital [line items]
Share capital authorized					423,868,449	423,868,449
Total outstanding shares	111,484,000				60,577,811	70,097,971	111,484,000
Number of investment shares acquired	50,503,124		7,911,845	37,276,580	40,278,894	40,278,894	50,503,124
Value of investment shares acquired						S/ (34,216)
Additional paid-in capital	S/ 545,165				S/ 432,779	S/ 432,779	S/ 545,165
Dividends paid per share					S/ 0.38000	S/ 0.35000	S/ 0.28500
Dividends payable					S/ 19,331	S/ 29,725														S/ 189
Capital contributions					423,868	423,868
Impairment on Brine Project [Member]
Disclosure of classes of share capital [line items]
Additional paid-in capital						(6,759)
Quimpac S.A. [Member]
Disclosure of classes of share capital [line items]
Capital contributions	473					490	S/ 473									S/ 277
Quimpac S.A. [Member] | USD
Disclosure of classes of share capital [line items]
Threshold of brine project for capital commitment					14,000
MCA Phosphates Pte. Ltd [Member]
Disclosure of classes of share capital [line items]
Capital contributions	4,015						4,015									S/ 28,198
Fosfatos Del Pacifico S.A. [Member]
Disclosure of classes of share capital [line items]
Additional paid-in capital									S/ 118,569
Capital contributions	400						400		S/ 107,593		S/ 1,200	S/ 13,384	S/ 1,000	S/ 23,216			S/ 15,813	S/ 78,178
Difference on capital contributions and interests acquired	S/ 7,745
Cementos Pacasmayo S.A.A. [Member] | Impairment on Brine Project [Member]
Disclosure of classes of share capital [line items]
Additional paid-in capital						(6,759)
Salmueras Sudamericanas S.A. [Member]
Disclosure of classes of share capital [line items]
Capital contributions								S/ 3,467		S/ 783					S/ 4,100				S/ 2,400
Difference on capital contributions and interests acquired						576	S/ 556
Salmueras Sudamericanas S.A. [Member] | USD
Disclosure of classes of share capital [line items]
Threshold of brine project for capital commitment					S/ 100,000
Salmueras Sudamericanas S.A. [Member] | Impairment on Brine Project [Member]
Disclosure of classes of share capital [line items]
Additional paid-in capital
Treasury Shares [Member]
Disclosure of classes of share capital [line items]
Number of investment shares acquired			7,911,845	37,276,580	36,040,497
Value of investment shares acquired			S/ 34,216	S/ 108,248	S/ 121,258	S/ 119,005
Treasury Shares [Member] | Fosfatos Del Pacifico S.A. [Member]
Disclosure of classes of share capital [line items]
Value of investment shares acquired		S/ 23,459
Treasury Shares [Member] | Fosfatos Del Pacifico S.A. [Member]
Disclosure of classes of share capital [line items]
Number of investment shares acquired		9,148,373
Investment Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued for additional paid-in capital	928,000						928,000
Lima Stock Exchange [Member]
Disclosure of classes of share capital [line items]
Total outstanding shares					363,290,638	353,770,478